Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2014-4

Collection Period	11/01/14-11/30/14
Determination Date	12/9/2014
Distribution Date	12/15/2014

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$1,165,000,005.66
2.	Collections allocable to Principal				$25,329,604.13
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$0.00

5.	Pool Balance on the close of the last day of the related Collection Period				$1,139,670,401.53
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				62,440
7.	Initial Pool Balance				$1,165,000,005.66

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$181,000,000.00		$151,234,753.95
	b.	Class A-2a Note Balance	$271,000,000.00		$271,000,000.00
	c.	Class A-2b Floating Rate Note Balance	$115,000,000.00		$115,000,000.00
	d.	Class A-3 Note Balance	$406,000,000.00		$406,000,000.00
	e.	Class A-4 Note Balance	$116,900,000.00		$116,900,000.00
	f.	Class B Note Balance	$29,100,000.00		$29,100,000.00
	g.	Class C Note Balance	$27,400,000.00		$27,400,000.00
	h.	Class D Note Balance	$18,600,000.00		$18,600,000.00

	i.	Note Balance (sum a - h)	$1,165,000,000.00		$1,135,234,753.95
9.	Pool Factors
	a.	Class A-1 Note Pool Factor	1.0000000		0.8355511
	b.	Class A-2a Note Pool Factor	1.0000000		1.0000000
	c.	Class A-2b Floating Rate Note Pool Factor	1.0000000		1.0000000
	d.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	e.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	f.	Class B Note Pool Factor	1.0000000		1.0000000
	g.	Class C Note Pool Factor	1.0000000		1.0000000
	h.	Class D Note Pool Factor	1.0000000		1.0000000

	i.	Note Pool Factor	1.0000000		0.9744504
10.	Overcollateralization Target Amount				$6,838,022.41
11.	Current overcollateralization amount (Pool Balance - Note Balance)				$4,435,647.58
12.	Weighted Average Coupon			%	6.88%
13.	Weighted Average Original Term			months	65.24
14.	Weighted Average Remaining Term			months	61.52
15.	1- Month LIBOR for the accrual period ending 12/15/14				0.15840%
16.	Note Rate applicable to the Class A-2b notes for the accrual period ending 12/15/14				0.42840%

Collections

17.	Finance Charges:
	a.	Collections allocable to Finance Charge			$6,450,479.32
	b.	Liquidation Proceeds allocable to Finance Charge			$0.00
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$6,450,479.32
18.	Principal:
	a.	Collections allocable to Principal			$25,329,604.13
	b.	Liquidation Proceeds allocable to Principal			$0.00
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$25,329,604.13

19.	Total Finance Charge and Principal Collections (17d+18d)		$31,780,083.45
20.	Interest Income from Collection Account		$662.26
21.	Simple Interest Advances		$0.00

22.	Available Collections (Ln19+20+21)		$31,780,745.71

Available Funds

23.	Available Collections		$31,780,745.71
24.	Reserve Account Draw Amount		$0.00

25.	Available Funds		$31,780,745.71

Application of Available Funds

26.	Servicing Fee
	a.	Monthly Servicing Fee	$970,833.34
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$970,833.34

	d.	Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances		$0.00
28.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b.	Amount Paid	$0.00

	c.	Shortfall Amount (a - b)	$0.00
29.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$33,786.67
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$33,786.67
	e.	Class A-2a Monthly Interest	$161,395.56
	f.	Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2a Note Interest (sum e - g)	$161,395.56
	i.	Class A-2b Monthly Interest	$43,792.00
	j.	Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00

	l.	Total Class A-2b Note Interest (sum i - k)	$43,792.00
	m.	Class A-3 Monthly Interest	$451,111.11
	n.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	p.	Total Class A-3 Note Interest (sum m - o)	$451,111.11
	q.	Class A-4 Monthly Interest	$188,079.11
	r.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	s.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	t.	Total Class A-4 Note Interest (sum q - s)	$188,079.11
30.	Priority Principal Distributable Amount		$0.00
31.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$56,906.67
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$56,906.67
32.	Secondary Principal Distributable Amount		$0.00
33.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$59,427.56
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$59,427.56
34.	Tertiary Principal Distributable Amount		$6,729,598.47

35.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$50,261.33
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$50,261.33
36.	Quaternary Principal Distributable Amount		$18,600,000.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))		$27,345,191.82
38.	Reserve Account Deficiency		$0.00
39.	Regular Principal Distributable Amount		$6,838,022.41
40.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00
41.	Additional Servicing Fees, if any		$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any		$0.00

Collection Account Activity

43.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$6,450,479.32
	b.	Total Daily Deposits of Principal Collections	$25,329,604.13
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$662.26

	e.	Total Deposits to Collection Account (sum a - d)	$31,780,745.71
44.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$970,833.34
	b.	Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$30,809,912.37
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$0.00

	f.	Total Withdrawals from Collection Account (sum a - e)	$31,780,745.71

Note Payment Account Activity

45.	Deposits
	a.	Class A-1 Interest Distribution	$33,786.67
	b.	Class A-2a Interest Distribution	$161,395.56
	c.	Class A-2b Interest Distribution	$43,792.00
	d.	Class A-3 Interest Distribution	$451,111.11
	e.	Class A-4 Interest Distribution	$188,079.11
	f.	Class B Interest Distribution	$56,906.67
	g.	Class C Interest Distribution	$59,427.56
	h.	Class D Interest Distribution	$50,261.33
	i.	Class A-1 Principal Distribution	$29,765,246.05
	j.	Class A-2a Principal Distribution	$0.00
	k.	Class A-2b Principal Distribution	$0.00
	l.	Class A-3 Principal Distribution	$0.00
	m.	Class A-4 Principal Distribution	$0.00
	n.	Class B Principal Distribution	$0.00
	o.	Class C Principal Distribution	$0.00
	p.	Class D Principal Distribution	$0.00

	q.	Total Deposits to Note Payment Account (sum a - p)	$30,810,006.06
46.	Withdrawals
	a.	Class A-1 Distribution	$29,799,032.72
	b.	Class A-2a Distribution	$161,395.56
	c.	Class A-2b Distribution	$43,792.00
	d.	Class A-3 Distribution	$451,111.11
	e.	Class A-4 Distribution	$188,079.11
	f.	Class B Distribution	$56,906.67
	g.	Class C Distribution	$59,427.56
	h.	Class D Distribution	$50,261.33

	i.	Total Withdrawals from Note Payment Account (sum a - h)	$30,810,006.06

Certificate Payment Account Activity

47.	Deposits
	a.	Excess Collections	$0.00
	b.	Reserve Account surplus (Ln 57)	$0.00

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$0.00
48.	Withdrawals
	a.	Certificateholder Distribution	$0.00

	b.	Total Withdrawals from Certificate Payment Account	$0.00

Required Reserve Account Amount

49.	Lesser of: (a or b)
	a.	$2,912,500.01	$2,912,500.01
	b.	Note Balance	$1,135,234,753.95
50.	Required Reserve Account Amount		$2,912,500.01

Reserve Account Reconciliation

51.	Beginning Balance (as of end of preceding Distribution Date)		$2,912,500.01
52.	Investment Earnings		$93.69
53.	Reserve Account Draw Amount		$0.00

54.	Reserve Account Amount (Ln 51 + Ln 52 - Ln 53)		$2,912,593.70
55.	Deposit from Available Funds (Ln 44d)		$0.00
56.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$93.69
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
57.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 56 exist		$0.00

58.	Ending Balance (Ln54 + Ln55 - Ln56 - Ln57)		$2,912,500.01
59.	Reserve Account Deficiency (Ln50 - Ln58)		$0.00

Instructions to the Trustee

60.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
61.	Amount to be paid to Servicer from the Collection Account		$970,833.34
62.	Amount to be deposited from the Collection Account into the Note Payment Account		$30,809,912.37
63.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$0.00
64.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
65.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$93.69
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$0.00
66.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$29,799,032.72
67.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account		$161,395.56
68.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account		$43,792.00
69.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$451,111.11
70.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$188,079.11
71.	Amount to be paid to Class B Noteholders from the Note Payment Account		$56,906.67
72.	Amount to be paid to Class C Noteholders from the Note Payment Account		$59,427.56
73.	Amount to be paid to Class D Noteholders from the Note Payment Account		$50,261.33
74.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$0.00

Net Loss and Delinquency Activity

75.	Net Losses with respect to preceding Collection Period			$0.00
76.	Cumulative Net Losses			$0.00
77.	Cumulative Net Loss Percentage			0.0000%

			Number of Loans	Principal Balance
78.	Delinquency Analysis
	a.	31 to 60 days past due	337	$6,290,608.10
	b.	61 to 90 days past due	1	$18,908.05
	c.	91 or more days past due	0	$0.00

	d.	Total Past Due (sum a-c)	338	6,309,516.15

Servicer Covenant
79.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,347,906,000.00
80.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on December 09, 2014.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer